Regulatory Requirements and Restrictions	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Regulatory Requirements and Restrictions
Regulatory Requirements and Restrictions
The Federal Reserve, Office of the Comptroller of the Currency (OCC) and FDIC (collectively, U.S. banking regulators) jointly establish regulatory capital adequacy guidelines for U.S. banking organizations. As a financial holding company, the Corporation is subject to capital adequacy rules issued by the Federal Reserve, and its banking entity affiliates, including BANA and Bank of America California, N.A., are subject to capital adequacy rules issued by their respective primary regulators.
On January 1, 2014, the Corporation and its affiliates became subject to Basel 3, which includes certain transition provisions through January 1, 2019. The Corporation and its primary banking entity affiliate, BANA, are Advanced approaches institutions under Basel 3.
Basel 3 updated the composition of capital and established a Common equity tier 1 capital ratio. Common equity tier 1 capital primarily includes common stock, retained earnings and accumulated OCI. Basel 3 revised minimum capital ratios and buffer requirements, added a supplementary leverage ratio, and addressed the adequately capitalized minimum requirements under the PCA framework. Finally, Basel 3 established two methods of calculating risk-weighted assets, the Standardized approach and the Advanced approaches.
As an Advanced approaches institution, under Basel 3, the Corporation was required to complete a qualification period (parallel run) to demonstrate compliance with the Basel 3 Advanced approaches to the satisfaction of U.S. banking regulators. The Corporation received approval to begin using the Advanced approaches capital framework to determine risk-based capital requirements in the fourth quarter of 2015. Having exited parallel run on October 1, 2015, the Corporation is required to report regulatory risk-based capital ratios and risk-weighted assets under both the Standardized and Advanced approaches. The approach that yields the lower ratio is used to assess capital adequacy including under the PCA framework, and was the Advanced approaches in the fourth quarter of 2015. Prior to the fourth quarter of 2015, the Corporation was required to report its capital adequacy under the Standardized approach only.
Effective July 1, 2016, the Corporation changed its accounting method for the amortization of premiums and accretion of discounts related to certain debt securities. Under the applicable bank regulatory rules, the Corporation is not required to and, accordingly, will not restate previously-filed capital ratios in connection with the change in accounting method related to certain debt securities. The cumulative impact of this change would have resulted in an insignificant pro forma change of the Corporation’s capital metrics and ratios. For additional information, see Note 1 – Summary of Significant Accounting Principles.
The table below presents capital ratios and related information in accordance with Basel 3 Standardized and Advanced approaches – Transition as measured at December 31, 2015 and 2014 for the Corporation and BANA.

Regulatory Capital under Basel 3 – Transition (1)

	December 31, 2015
	Bank of America Corporation				Bank of America, N.A.
(Dollars in millions)	Standardized Approach	Advanced Approaches	Regulatory Minimum	Well-capitalized (2)	Standardized Approach	Advanced Approaches	Regulatory Minimum	Well-capitalized (2)
Risk-based capital metrics:
Common equity tier 1 capital	$163,026	$163,026			$144,869	$144,869
Tier 1 capital	180,778	180,778			144,869	144,869
Total capital (3)	220,676	210,912			159,871	150,624
Risk-weighted assets (in billions)	1,403	1,602			1,183	1,104
Common equity tier 1 capital ratio	11.6%	10.2%	4.5%	n/a	12.2%	13.1%	4.5%	6.5%
Tier 1 capital ratio	12.9	11.3	6.0	6.0%	12.2	13.1	6.0	8.0
Total capital ratio	15.7	13.2	8.0	10.0	13.5	13.6	8.0	10.0

Leverage-based metrics:
Adjusted quarterly average assets (in billions) (4)	$2,103	$2,103			$1,575	$1,575
Tier 1 leverage ratio	8.6%	8.6%	4.0	n/a	9.2%	9.2%	4.0	5.0

	December 31, 2014
Risk-based capital metrics:
Common equity tier 1 capital	$155,361	n/a			$145,150	n/a
Tier 1 capital	168,973	n/a			145,150	n/a
Total capital (3)	208,670	n/a			161,623	n/a
Risk-weighted assets (in billions)	1,262	n/a			1,105	n/a
Common equity tier 1 capital ratio	12.3%	n/a	4.0%	n/a	13.1%	n/a	4.0%	n/a
Tier 1 capital ratio	13.4	n/a	5.5	6.0%	13.1	n/a	5.5	6.0%
Total capital ratio	16.5	n/a	8.0	10.0	14.6	n/a	8.0	10.0

Leverage-based metrics:
Adjusted quarterly average assets (in billions) (4)	$2,060	$2,060			$1,509	$1,509
Tier 1 leverage ratio	8.2%	8.2%	4.0	n/a	9.6%	9.6%	4.0	5.0

(1)
The Corporation received approval to begin using the Advanced approaches capital framework to determine risk-based capital requirements in the fourth quarter of 2015. With the approval to exit parallel run, the Corporation is required to report regulatory capital risk-weighted assets and ratios under both the Standardized and Advanced approaches. The approach that yields the lower ratio is to be used to assess capital adequacy and was the Advanced approaches at December 31, 2015. Prior to exiting parallel run, the Corporation was required to report regulatory capital risk-weighted assets and ratios under the Standardized approach only. As previously disclosed, with the approval to exit parallel run, U.S. banking regulators requested modifications to certain internal analytical models including the wholesale (e.g., commercial) credit models which increased the Corporation’s risk-weighted assets in the fourth quarter of 2015.

(2)
To be “well capitalized” under the current U.S. banking regulatory agency definitions, a bank holding company or national bank must maintain these or higher ratios and not be subject to a Federal Reserve order or directive to maintain higher capital levels.

(3)	Total capital under the Advanced approaches differs from the Standardized approach due to differences in the amount permitted in Tier 2 capital related to the qualifying allowance for credit losses.

(4)	Reflects adjusted average assets for the three months ended December 31, 2015 and 2014.
n/a = not applicable
The capital adequacy rules issued by the U.S. banking regulators require institutions to meet the established minimums outlined in the Regulatory Capital under Basel 3 – Transition table. Failure to meet the minimum requirements can lead to certain mandatory and discretionary actions by regulators that could have a material adverse impact on the Corporation’s financial position. At December 31, 2015 and 2014, the Corporation and its banking entity affiliates were "well capitalized."
Other Regulatory Matters
On February 18, 2014, the Federal Reserve approved a final rule implementing certain enhanced supervisory and prudential requirements established under the 2010 Dodd-Frank Wall Street Reform and Consumer Protection Act. The final rule formalizes risk management requirements primarily related to governance and liquidity risk management and reiterates the provisions of previously issued final rules related to risk-based and leverage capital and stress test requirements. Also, a debt-to-equity limit may be enacted for an individual BHC if it is determined to pose a grave threat to the financial stability of the U.S. Such limit is at the discretion of the Financial Stability Oversight Council (FSOC) or the Federal Reserve on behalf of the FSOC.
The Federal Reserve requires the Corporation’s banking subsidiaries to maintain reserve requirements based on a percentage of certain deposits. The average daily reserve balance requirements, in excess of vault cash, maintained by the Corporation with the Federal Reserve were $9.8 billion and $9.1 billion for 2015 and 2014. At December 31, 2015 and 2014, the Corporation had cash in the amount of $12.1 billion and $7.7 billion, and securities with a fair value of $17.5 billion and $19.2 billion that were segregated in compliance with securities regulations or deposited with clearing organizations.
The primary sources of funds for cash distributions by the Corporation to its shareholders are capital distributions received from its banking subsidiaries, BANA and Bank of America California, N.A. In 2015, the Corporation received dividends of $18.8 billion from BANA and none from Bank of America California, N.A. The amount of dividends that a subsidiary bank may declare in a calendar year is the subsidiary bank’s net profits for that year combined with its retained net profits for the preceding two years. Retained net profits, as defined by the OCC, consist of net income less dividends declared during the period. In 2016, BANA can declare and pay dividends of approximately $5.0 billion to the Corporation plus an additional amount equal to its retained net profits for 2016 up to the date of any such dividend declaration. Bank of America California, N.A. can pay dividends of $895 million in 2016 plus an additional amount equal to its retained net profits for 2016 up to the date of any such dividend declaration.